NEW ENGLAND LIFE INSURANCE COMPANY
501 Boylston Street
Boston, Massachusetts 02116-3700


                                            May 6, 1998

VIA EDGAR
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Securities and Exchange Commission
Office of Insurance Products
Division of Investment Management
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C.

     Re:  New England Variable Life Separate Account
          File No. 33-10954 - (Zenith Life One)
          Rule 497(j) Certification
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Commissioners:

     On behalf of New England Life Insurance Company (the "Company") and New England Variable Life Separate Account (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of prospectus supplement being used for certain variable life insurance policies offered by the Company through the Account and otherwise required to be filed under paragraph (b) of Rule 497 does not differ from the prospectus supplement contained in Post-Effective Amendment No. 13 for the Account filed electronically with the Commission on May 1, 1998.

     If you have any questions, please contact me at (617) 578-2857.


                                            Sincerely,


                                            Marie C. Swift